INCOME TAX EXPENSE/(CREDIT) (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Loss before taxation	¥ (78,285)	¥ (316,221)	¥ (339,159)
Tax calculated at a tax rate of 25%	(19,571)	(79,055)	(84,790)
Tax effect on non-deductible expenses	0	30	992
Tax effect on non-taxable income	0	0	0
Tax effect on different tax rates of group entities operating in other jurisdictions	218	3,840	1,641
Impairment losses on property, plant and equipment, and investment property that are not tax deductible	8,817	55,210	101,281
Impairment losses on land use right that are not tax deductible	353	2,380	3,195
Impairment losses on goodwill that are not tax deductible	0	0	934
Inventory provision that are not tax deductible	(683)	23,176	0
Bad debt allowance that are not tax deductible	6,232	0	0
Depreciation and amortization adjustments that are not tax deductible	(15,617)	0	0
Income tax refund that are not expected to receive	24,270	0	0
Net operating losses not recognized to deferred tax assets	5,722	0	0
Tax per financial statements	¥ 9,741	¥ 5,581	¥ 23,253